Warranty Liability (Tables)	9 Months Ended
Dec. 31, 2023
Warranty Provision Abstract
Disclosure of warranty liability [Table Text Block]
	Nine Months Ended	Year Ended
	December 31, 2023	March 31, 2023

Opening balance	$2,077,749	$1,042,983
Warranty additions	1,173,779	1,375,673
Warranty disbursements	(697,615)	(339,349)
Warranty expiry	(147,108)	-
Foreign exchange translation	(277)	(1,557)
Total	$2,406,529	$2,077,749

Current portion	$743,230	$535,484
Long term portion	1,663,299	1,542,265
Total	$2,406,529	$2,077,749